Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Reconciliation of Goodwill

Million US dollar	31 December 2025	31 December 2024

Acquisition cost
Balance at end of previous year	112 637	119 302
Effect of movements in foreign exchange	7 634	(7 082)
Transfers (to)/from other assets categories¹	(164)	(7)
Hyperinflation monetary adjustments	169	425
Balance at end of the period	120 276	112 637

Impairment losses
Balance at end of previous year	(2 158)	(2 259)
Effect of movements in foreign exchange	(209)	101
Balance at end of the period	(2 368)	(2 158)

Carrying amount

Balance at end of the period	117 908	110 479
1
The transfer (to)/from other asset categories relates mainly to the separate presentation in the statement of financial position of goodwill held for sale in accordance with IFRS 5 Non-current assets held for sale and discontinued operations.
• Amended to conform to the 2025 presentation.

Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units
The carrying amount of goodwill was allocated to the different cash-generating units as follows:

1
The transfer (to)/from other asset categories relates mainly to the separate presentation in the statement of financial position of goodwill held for sale in accordance with IFRS 5 Non-current assets held for sale and discontinued operations.
• Amended to conform to the 2025 presentation.

Million US dollar	31 December 2025	31 December 2024 2

United States	33 330	33 387
Rest of North America	1 959	1 864
Mexico	13 819	12 250
Colombia	16 277	13 821
Rest of Middle Americas	24 465	23 205
Brazil	3 323	2 953
Rest of South America	1 323	1 345
Europe	2 859	2 557
South Africa	9 796	8 584
Rest of Africa	4 626	4 547
China	3 073	2 948
Rest of Asia Pacific	3 057	2 998
Global Export and Holding Companies	-	21
Total carrying amount of goodwill	117 908	110 479

Summary of Weighted Average Cost of Capital	The WACC applied in US dollar nominal terms were as follows:

Cash-generating unit	31 December 2025	31 December 2024

Colombia	9%	10%
South Africa	10%	11%
Rest of Asia Pacific	8%	8%
United States	7%	7%